Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Disclosure of Cash Flow Information
18. Supplemental Disclosure of Cash Flow Information

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)

Non-cash interest on acquisition consideration payable*	-	$240	$940
Cash paid for interest	$533	$548	$602
Cash paid for income taxes	$17,829	$14,103	$18,475
* recorded within interest expense